Share-based payment arrangements - Long term incentive plan 2020 (Equity-settled) (Details) $ in Thousands					12 Months Ended
	Apr. 01, 2022 shares installment	Apr. 01, 2021	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Number of installments				3
Number of options granted (in shares) | shares					0	0
Expense from share-based payment transactions with employees | $					$ 2,411	$ 761	$ 140
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years	3 years
Number of installments	3		3
Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	163,022		144,392	152,346
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments							3
Expense from share-based payment transactions with employees | $					$ 400	$ 300
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			100.00%
Vesting period			3 years		3 years
Number of installments			3
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							100.00%
Vesting period							3 years